Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Payable
Summary of taxes payable

	December 31, 2022	December 31, 2023
	RMB	RMB
VAT payables	1,846	1,441
Withholding individual income taxes for employees	2,533	2,168
Income tax payable	557	496
Others	485	358
Total	5,421	4,463